Fair value measurement	3 Months Ended
Jun. 30, 2020
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 10 Fair value measurement

This Note provides fair value measurement information for both financial and non-financial instruments and should be read in conjunction with “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2019, which provides more information about valuation principles, valuation governance, fair value hierarchy classification, valuation adjustments, valuation techniques and inputs, sensitivity of fair value measurements, and methods applied to calculate fair values for financial instruments not measured at fair value.

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which the instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

–Level 1: quoted prices (unadjusted) in active markets for identical assets and liabilities;

–Level 2: valuation techniques for which all significant inputs are, or are based on, observable market data; or

–Level 3: valuation techniques for which significant inputs are not based on observable market data.

a) Fair value hierarchy

The fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value is summarized in the table below.

Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.20				31.3.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	82,046	13,399	2,710	98,155	73,687	14,982	2,018	90,686	113,635	12,248	1,812	127,695
of which:
Equity instruments	64,164	710	76	64,949	54,960	535	185	55,680	96,162	400	226	96,788
Government bills / bonds	11,057	2,272	10	13,339	11,017	2,826	9	13,852	9,630	1,770	64	11,464
Investment fund units	6,282	1,744	27	8,053	7,077	1,556	21	8,654	7,088	1,729	50	8,867
Corporate and municipal bonds	537	7,416	779	8,732	618	8,432	498	9,549	755	6,796	542	8,093
Loans	0	980	1,600	2,580	0	1,205	1,120	2,325	0	1,180	791	1,971
Asset-backed securities	7	277	218	501	16	428	184	628	0	372	140	512

Derivative financial instruments	868	149,601	1,541	152,010	1,193	209,349	2,445	212,986	356	120,224	1,264	121,843
of which:
Foreign exchange contracts	472	53,317	7	53,797	635	94,070	26	94,731	240	52,228	8	52,476
Interest rate contracts	25	55,147	330	55,502	20	55,402	418	55,839	6	42,288	263	42,558
Equity / index contracts	0	36,195	795	36,991	4	53,989	1,301	55,294	7	22,220	597	22,825
Credit derivative contracts	0	1,540	405	1,945	0	1,574	669	2,243	0	1,612	394	2,007
Commodity contracts	0	3,302	1	3,304	0	3,909	6	3,915	0	1,820	0	1,821

Brokerage receivables	0	19,848	0	19,848	0	20,319	0	20,319	0	18,007	0	18,007

Financial assets at fair value not held for trading	49,389	40,886	3,735	94,010	39,666	39,125	3,699	82,490	40,608	39,065	3,962	83,636
of which:
Financial assets for unit-linked investment contracts	26,387	0	5	26,392	22,826	0	0	22,826	27,568	118	0	27,686
Corporate and municipal bonds	578	20,737	0	21,316	655	19,753	0	20,408	653	18,732	0	19,385
Government bills / bonds	22,175	4,540	0	26,714	15,954	3,853	0	19,808	12,089	3,700	0	15,790
Loans	0	8,317	1,024	9,340	0	8,390	1,081	9,470	0	10,206	1,231	11,438
Securities financing transactions	0	7,163	126	7,289	0	6,909	147	7,056	0	6,148	147	6,294
Auction rate securities	0	0	1,393	1,393	0	0	1,393	1,393	0	0	1,536	1,536
Investment fund units	188	115	103	406	138	132	107	378	194	140	98	432
Equity instruments	61	0	545	606	93	3	454	549	103	4	451	559
Other	0	13	540	553	0	84	518	602	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,551	7,074	0	8,624	1,651	6,002	0	7,653	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,634	0	6,634	0	5,507	0	5,507	0	3,955	0	3,955
Government bills / bonds	1,515	98	0	1,612	1,613	92	0	1,705	1,859	16	0	1,875
Corporate and municipal bonds	36	341	0	378	38	404	0	441	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,890	0	0	4,890	4,050	0	0	4,050	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	0	130	130	0	0	202	202	0	0	199	199
Total assets measured at fair value	138,744	230,808	8,116	377,668	120,247	289,776	8,364	418,386	161,102	193,983	7,237	362,322

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.20				31.3.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	28,216	6,093	117	34,426	26,965	5,464	143	32,572	25,791	4,726	75	30,591
of which:
Equity instruments	23,464	306	76	23,846	22,289	283	26	22,599	22,526	149	59	22,734
Corporate and municipal bonds	38	4,558	39	4,635	22	3,921	74	4,018	40	3,606	16	3,661
Government bills / bonds	4,052	770	0	4,822	3,880	710	0	4,590	2,820	646	0	3,466
Investment fund units	662	431	2	1,096	774	532	43	1,349	404	294	0	698

Derivative financial instruments	871	148,116	3,293	152,280	1,246	201,775	3,633	206,654	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	447	54,385	67	54,899	636	92,516	65	93,218	248	53,705	60	54,013
Interest rate contracts	7	49,048	838	49,894	6	49,780	892	50,678	7	36,434	130	36,571
Equity / index contracts	0	39,622	1,445	41,067	4	53,968	1,557	55,528	3	24,171	1,293	25,468
Credit derivative contracts	0	1,781	917	2,698	0	1,875	1,065	2,940	0	2,448	512	2,960
Commodity contracts	0	3,128	10	3,138	0	3,437	0	3,438	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	40,248	0	40,248	0	37,652	0	37,652	0	37,233	0	37,233

Debt issued designated at fair value	0	49,123	8,521	57,644	0	46,013	7,027	53,040	0	56,943	9,649	66,592

Other financial liabilities designated at fair value	0	36,766	2,365	39,131	0	30,309	1,485	31,794	0	35,119	1,039	36,157
of which:
Financial liabilities related to unit-linked investment contracts	0	26,573	0	26,573	0	23,150	0	23,150	0	28,145	0	28,145
Securities financing transactions	0	8,371	0	8,371	0	5,992	0	5,992	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,796	1,057	2,852	0	1,159	1,138	2,297	0	1,231	791	2,022
Total liabilities measured at fair value	29,087	280,347	14,296	323,729	28,211	321,213	12,289	361,713	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at fair value less costs to sell as a result of meeting the held-for-sale criteria.

b) Valuation adjustments

Deferred day-1 profit or loss reserves

The table below summarizes the changes in deferred day-1 profit or loss reserves during the relevant period.

Deferred day-1 profit or loss is generally released into Other net income from financial instruments measured at fair value through profit or loss when pricing of equivalent products or the underlying parameters become observable or when the transaction is closed out.

Deferred day-1 profit or loss reserves
	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Reserve balance at the beginning of the period	194	146	161	146	255
Profit / (loss) deferred on new transactions	121	118	58	239	90
(Profit) / loss recognized in the income statement	(72)	(69)	(60)	(141)	(187)
Foreign currency translation	0	(1)	0	(1)	(1)
Reserve balance at the end of the period	243	194	158	243	158

Own credit

The valuation of financial liabilities designated at fair value requires consideration of the own credit component of fair value. Own credit risk is reflected in the valuation of UBS’s fair value option liabilities where this component is considered relevant for valuation purposes by UBS’s counterparties and other market participants. However, own credit risk is not reflected in the valuation of UBS’s liabilities that are fully collateralized or for other obligations for which it is established market practice to not include an own credit component.

The description of UBS’s methodology to estimate own credit and the related accounting principles is included in “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2019.

In the second quarter of 2020, other comprehensive income related to own credit on financial liabilities designated at fair value was negative USD 1,095 million, primarily due to a significant tightening of UBS’s credit spreads, which have largely returned to the levels observed prior to the COVID-19 pandemic

Own credit adjustments on financial liabilities designated at fair value
	Included in Other comprehensive income
	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Recognized during the period:
Realized gain / (loss)	8	1	6	9	6
Unrealized gain / (loss)	(1,103)	1,156	66	53	(260)
Total gain / (loss), before tax	(1,095)	1,156	72	62	(254)

	As of
USD million	30.6.20	31.3.20	30.6.19
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(31)	1,069	60

Credit, funding, debit and other valuation adjustments

A description of UBS’s methodology for estimating credit valuation adjustments (CVAs), funding valuation adjustments (FVAs), debit valuation adjustments (DVAs) and other valuation adjustments is included in “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2019.

In the second quarter of 2020, CVAs and FVAs decreased due to the reversal of the significant widening of credit and funding spreads observed in the first quarter of 2020 as a result of the economic effects of the COVID-19 pandemic. Other valuation adjustments for liquidity and model uncertainty also decreased, primarily due to smaller bid–offer spreads as markets stabilized during the second quarter of 2020.

Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	30.6.20	31.3.20	31.12.19
Credit valuation adjustments[1]	(78)	(92)	(48)
Funding valuation adjustments[2]	(141)	(378)	(93)
Debit valuation adjustments	1	2	1
Other valuation adjustments	(715)	(879)	(566)
of which: liquidity	(385)	(536)	(300)
of which: model uncertainty	(330)	(343)	(266)
1 Amounts do not include reserves against defaulted counterparties. 2 Includes FVAs on structured financing transactions of USD 44 million as of 30 June 2020, USD 194 million as of 31 March 2020 and USD 43 million as of 31 December 2019.

c) Transfers between Level 1 and Level 2

The amounts disclosed in this section reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets and liabilities transferred from Level 2 to Level 1 during the first six months of 2020, or from Level 1 to Level 2 during the first six months of 2020, were not material.

d) Level 3 instruments: valuation techniques and inputs

The table below presents significant Level 3 assets and liabilities together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable and a range of values for those unobservable inputs.

The range of values represents the highest- and lowest-level inputs used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input, but rather the different underlying characteristics of the relevant assets and liabilities. The ranges will therefore vary from period to period and parameter to parameter, based on characteristics of the instruments held at each balance sheet date. Furthermore, the ranges and weighted averages of unobservable inputs may differ across other financial institutions due to the diversity of the products in each firm’s inventory.

The significant unobservable inputs disclosed in the table below are consistent with those included in “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2019. A description of the potential effect that a change in each unobservable input in isolation may have on a fair value measurement, including information to facilitate an understanding of factors that give rise to the input ranges shown, is also provided in “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2019.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.20			31.12.19
USD billion	30.6.20	31.12.19	30.6.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.8	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	143	101	points
Traded loans, loans designated at fair value, loan commitments and guarantees	3.1	2.4	0.1	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	0	101	99	points
					Discounted expected cash flows	Credit spread	250	1,000		225	530		basis points
					Market comparable and securitization model	Discount margin	1	19	3	0	14	2%
Auction rate securities	1.4	1.5			Relative value to market comparable	Bond price equivalent	79	91	80	79	98	88	points
Investment fund units[3]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.7	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[4]			8.5	9.6
Other financial liabilities designated at fair value			2.4	1.0	Discounted expected cash flows	Funding spread	44	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.3	0.3	0.8	0.1	Option model	Volatility of interest rates	33	80		15	63		basis points
Credit derivative contracts	0.4	0.4	0.9	0.5	Discounted expected cash flows	Credit spreads	(2)	558		1	700		basis points
						Bond price equivalent	0	113		0	100		points
Equity / index contracts	0.8	0.6	1.4	1.3	Option model	Equity dividend yields	0	14		0	14%
						Volatility of equity stocks, equity and other indices	4	125		4	105%
						Equity-to-FX correlation	(45)	61		(45)	71%
						Equity-to-equity correlation	(17)	99		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value are the same as the equivalent derivative instruments presented elsewhere in this table.

e) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible alternative assumptions would change fair value significantly, and the estimated effect thereof.

The table shown presents the favorable and unfavorable effects for each class of financial assets and liabilities for which the potential change in fair value is considered significant. The sensitivity of fair value measurements for debt issued designated at fair value and over-the-counter debt instruments designated at fair value is reported with the equivalent derivative or structured financing instrument within the table below.

The sensitivity data shown below presents an estimation of valuation uncertainty based on reasonably possible alternative values for Level 3 inputs at the balance sheet date and does not represent the estimated effect of stress scenarios. Typically, these financial assets and liabilities are sensitive to a combination of inputs from Levels 1–3. Although well-defined interdependencies may exist between Levels 1–2 and Level 3 parameters (e.g., between interest rates, which are generally Level 1 or Level 2, and prepayments, which are generally Level 3), these have not been incorporated in the table. Furthermore, direct interrelationships between the Level 3 parameters are not a significant element of the valuation uncertainty

Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	30.6.20		31.3.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	71	(83)	165	(209)	46	(21)
Securities financing transactions	26	(26)	35	(33)	11	(11)
Auction rate securities	105	(105)	105	(105)	87	(87)
Asset-backed securities	45	(45)	42	(51)	35	(40)
Equity instruments	160	(92)	150	(82)	140	(80)
Interest rate derivative contracts, net	12	(23)	16	(20)	8	(17)
Credit derivative contracts, net	6[2]	(11)[2]	34	(38)	31	(35)
Foreign exchange derivative contracts, net	14	(8)	15	(13)	12	(8)
Equity / index derivative contracts, net	351	(352)	362	(429)	183	(197)
Other	35	(35)	48	(50)	47	(51)
Total	824	(780)	972	(1,028)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer specific proxy credit default swap curves rather than generic curves.

f) Level 3 instruments: movements during the period

Significant changes in Level 3 instruments

The table on the following pages presents additional information about significant Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities may be hedged with instruments classified as Level 1 or Level 2 in the fair value hierarchy and, as a result, realized and unrealized gains and losses included in the table may not comprise the effect of related hedging activity. Furthermore, the realized and unrealized gains and losses presented within the table are not limited solely to those arising from Level 3 inputs, as valuations are generally derived from both observable and unobservable parameters.

Movements of Level 3 instruments[1]
		Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2018	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2019	Balance as of31 December2019[3]	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2020[3]

Financial assets at fair value held for trading	2.0	(0.1)	0.0	0.3	(1.2)	0.8	0.0	0.2	(0.3)	0.0	1.6	1.8	(0.1)	0.0	0.3	(1.0)	1.4	0.0	0.3	0.0	0.0	2.7
of which:
Investment fund units	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.1	(0.2)	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Corporate and municipal bonds	0.7	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	(0.1)	0.0	0.5	0.5	0.0	0.0	0.2	(0.2)	0.0	0.0	0.2	0.0	0.0	0.8
Loans	0.7	(0.1)	0.0	0.1	(0.7)	0.8	0.0	0.0	0.0	0.0	0.7	0.8	0.0	0.0	0.0	(0.6)	1.4	0.0	0.0	0.0	0.0	1.6
Other	0.2	0.0	0.0	0.1	0.0	0.0	0.0	0.1	0.0	0.0	0.3	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.1	0.0	0.0	0.3

Derivative financial instruments – assets	1.4	(0.2)	(0.1)	0.0	0.0	0.3	(0.2)	0.2	(0.1)	0.0	1.5	1.3	0.3	0.4	0.0	0.0	0.5	(0.5)	0.0	(0.1)	0.0	1.5
of which:
Interest rate contracts	0.4	(0.1)	(0.1)	0.0	0.0	0.1	0.0	0.1	0.0	0.0	0.6	0.3	0.2	0.2	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.3
Equity / index contracts	0.5	(0.1)	0.0	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.4	0.6	0.0	0.1	0.0	0.0	0.5	(0.2)	0.0	(0.1)	0.0	0.8
Credit derivative contracts	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.5	0.4	0.1	0.1	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.4
Other	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	4.4	0.3	0.3	0.3	(0.4)	0.0	0.0	0.2	(0.9)	0.0	3.9	4.0	(0.1)	(0.1)	0.5	(0.6)	0.0	0.0	0.1	0.0	0.0	3.7
of which:
Loans	1.8	0.2	0.2	0.1	(0.1)	0.0	0.0	0.2	(0.9)	0.0	1.3	1.2	0.0	0.0	0.4	(0.5)	0.0	0.0	0.0	0.0	0.0	1.0
Auction rate securities	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.6	1.5	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.4
Equity instruments	0.5	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.1	0.0	0.0	0.0	0.1	0.0	0.0	0.5
Other	0.5	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.6	0.7	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.8

Derivative financial instruments – liabilities	2.2	0.0	(0.1)	0.0	0.0	0.2	(0.4)	0.1	(0.2)	0.0	1.9	2.0	1.2	1.1	0.0	0.0	0.5	(0.8)	0.6	(0.3)	0.0	3.3
of which:
Interest rate contracts	0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.2	0.1	0.7	0.7	0.0	0.0	0.0	(0.3)	0.3	0.0	0.0	0.8
Equity / index contracts	1.4	0.0	(0.1)	0.0	0.0	0.1	(0.3)	0.0	(0.2)	0.0	1.0	1.3	0.2	0.2	0.0	0.0	0.5	(0.4)	0.0	(0.2)	0.0	1.4
Credit derivative contracts	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	0.0	0.0	0.6	0.5	0.3	0.3	0.0	0.0	0.1	(0.1)	0.3	(0.1)	0.0	0.9
Other	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1
Debt issued designated at fair value	11.0	0.4	0.4	0.0	0.0	3.9	(2.2)	0.3	(2.1)	0.0	11.4	9.6	0.1	0.2	0.0	0.0	2.9	(3.5)	0.4	(1.0)	0.0	8.5

Other financial liabilities designated at fair value	1.0	0.1	0.1	0.0	0.0	0.2	(0.7)	0.0	0.0	0.0	0.7	1.0	0.1	0.1	0.0	0.0	1.5	(0.3)	0.0	0.0	0.0	2.4
1 Effective 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly. 2 Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 3 Total Level 3 assets as of 30 June 2020 were USD 8.1 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 30 June 2020 were USD 14.3 billion (31 December 2019: USD 12.8 billion).

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Assets transferred into and out of Level 3 in the first six months of 2020 totaled USD 0.4 billion and USD 0.2 billion, respectively. Transfers into Level 3 mainly consisted of corporate and municipal bonds, reflecting decreased observability of the relevant valuation inputs.

Liabilities transferred into and out of Level 3 in the first six months of 2020 totaled USD 1.0 billion and USD 1.3 billion, respectively. Transfers into Level 3 mainly consisted of debt issued designated at fair value, primarily credit-linked and equity-linked issued debt instruments, as well as credit and interest rate derivative contracts due to decreased observability of the relevant valuation inputs. Transfers out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to increased observability of the embedded derivative inputs.

g) Financial instruments not measured at fair value

The table below reflects the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	30.6.20		31.3.20		31.12.19
USD billion	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and balances at central banks	149.5	149.5	139.3	139.3	107.1	107.1
Loans and advances to banks	15.5	15.5	16.9	16.9	12.4	12.4
Receivables from securities financing transactions	85.3	85.3	89.6	89.7	84.2	84.2
Cash collateral receivables on derivative instruments	30.8	30.8	39.5	39.5	23.3	23.3
Loans and advances to customers	345.8	345.8	339.9	341.8	328.0	330.3
Other financial assets measured at amortized cost	27.3	27.9	23.9	24.7	23.0	23.3
Liabilities
Amounts due to banks	12.4	12.4	18.8	18.8	6.6	6.6
Payables from securities financing transactions	12.0	12.0	12.9	12.9	7.8	7.8
Cash collateral payables on derivative instruments	36.9	36.9	45.6	45.6	31.4	31.4
Customer deposits	477.1	477.3	468.4	468.5	450.6	450.7
Funding from UBS Group AG and its subsidiaries	49.7	49.7	49.2	46.6	47.9	49.6
Debt issued measured at amortized cost	77.2	78.2	66.5	66.7	62.8	64.3
Other financial liabilities measured at amortized cost[1]	6.3	6.3	6.7	6.7	6.5	6.5
1 Excludes lease liabilities.

The fair values included in the table above have been calculated for disclosure purposes only. The fair value valuation techniques and assumptions relate only to the fair value of UBS AG’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimation, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another.